Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2013
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents
Note 2 - Cash and Cash Equivalents

	December 31	December 31
	2012	2013
Denominated in U.S. dollars	$9,157	$9,235
Denominated in Euro	2,500	3,628
Denominated in NIS	468	459
Other	8	843

	$12,133	$14,165